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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5032

BARON INVESTMENT FUNDS TRUST

(Exact name of registrant as specified in charter)

767 Fifth Avenue, 49th Floor, New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, Esq.

c/o Baron Investment Funds Trust

767 Fifth Avenue, 49th Floor,

New York, NY 10153

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-583-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Item 1. Schedule of Investments

Baron Asset Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2009 (UNAUDITED)

Shares		Cost	Value
Common Stocks (94.32%)
Consumer Discretionary (15.84%)
	Advertising (0.88%)
1,400,000	Lamar Advertising Co., Cl A1	$77,994,690	$21,378,000

	Apparel Retail (0.78%)
900,000	Urban Outfitters, Inc.[1]	14,622,656	18,783,000

	Apparel, Accessories & Luxury Goods (2.27%)
1,025,000	Polo Ralph Lauren Corp., Cl A	21,058,709	54,878,500

	Automotive Retail (0.30%)
500,000	CarMax, Inc.[1]	5,701,415	7,350,000

	Broadcasting (0.37%)
400,000	Discovery Communications, Inc., Cl A1	8,542,470	9,020,000

	Casinos & Gaming (2.17%)
218,246	Scientific Games Corp., Cl A1	6,007,510	3,441,740
1,459,408	Wynn Resorts, Ltd.[1,3]	14,075,999	48,941,247

		20,083,509	52,382,987

	Education Services (3.00%)
1,450,000	DeVry, Inc.	15,178,463	72,558,000

	Homebuilding (0.18%)
250,000	Toll Brothers, Inc.[1]	4,862,866	4,242,500

	Hotels, Resorts & Cruise Lines (0.93%)
850,000	Choice Hotels Intl., Inc.	4,185,563	22,618,500

	Leisure Facilities (2.63%)
2,375,000	Vail Resorts, Inc.[1,4]	47,620,140	63,697,500

	Restaurants (0.34%)
475,000	Cheesecake Factory, Inc.[1]	9,655,454	8,217,500

	Specialty Stores (1.99%)
1,250,000	Dick’s Sporting Goods, Inc.[1]	35,113,986	21,500,000
1,050,000	Tiffany & Co.	33,710,690	26,628,000

		68,824,676	48,128,000

Total Consumer Discretionary		298,330,611	383,254,487

Energy (9.02%)
	Oil & Gas Drilling (1.34%)
1,050,000	Helmerich & Payne, Inc.	33,232,083	32,413,500

	Oil & Gas Equipment & Services (2.34%)
220,000	Core Laboratories N.V.[2]	30,622,516	19,173,000
500,000	SEACOR Holdings, Inc.[1]	14,322,278	37,620,000

		44,944,794	56,793,000

	Oil & Gas Exploration & Production (3.59%)
125,000	Ultra Petroleum Corp.[1,2]	3,009,908	4,875,000
2,150,000	XTO Energy, Inc.	11,021,188	82,001,000

		14,031,096	86,876,000

	Oil & Gas Storage & Transportation (1.75%)
2,300,000	Southern Union Co.	30,218,480	42,297,000

Total Energy		122,426,453	218,379,500

Financials (19.78%)
	Asset Management & Custody Banks (3.77%)
2,089,799	Eaton Vance Corp.	54,642,489	55,902,123
850,000	T. Rowe Price Group, Inc.	23,450,029	35,419,500

		78,092,518	91,321,623

	Insurance Brokers (1.36%)
1,650,000	Brown & Brown, Inc.	36,057,209	32,884,500

Shares		Cost	Value
Common Stocks (continued)
Financials (continued)
	Investment Banking & Brokerage (4.93%)
6,800,000	Charles Schwab Corp.	$14,411,775	$119,272,000

	Office REIT’s (2.11%)
189,200	Alexander’s, Inc.[1,5]	11,179,792	51,008,320

	Real Estate Services (1.54%)
3,975,000	CB Richard Ellis Group, Inc., Cl A1	61,995,665	37,206,000

	Reinsurance (2.42%)
1,000,000	Arch Capital Group, Ltd.[1,2]	33,841,383	58,580,000

	Specialized Finance (3.65%)
182,000	CME Group, Inc., Cl A	12,926,098	56,622,020
1,300,000	MSCI, Inc., Cl A1	39,123,416	31,772,000

		52,049,514	88,394,020

Total Financials		287,627,856	478,666,463

Health Care (16.07%)
	Health Care Distributors (1.63%)
825,000	Henry Schein, Inc.[1]	24,134,881	39,558,750

	Health Care Equipment (3.55%)
1,450,000	IDEXX Laboratories, Inc.[1]	60,164,185	66,990,000
115,000	Intuitive Surgical, Inc.[1]	13,186,811	18,820,900

		73,350,996	85,810,900

	Health Care Facilities (3.47%)
1,450,000	Community Health Systems, Inc.[1]	44,168,918	36,612,500
1,775,000	VCA Antech, Inc.[1]	59,687,071	47,392,500

		103,855,989	84,005,000

	Health Care Supplies (1.69%)
1,150,000	DENTSPLY International, Inc.	25,389,865	35,098,000
135,000	Gen-Probe, Inc.[1,5]	5,765,652	5,802,300

		31,155,517	40,900,300

	Life Sciences Tools & Services (5.73%)
1,025,000	Covance, Inc.[1]	59,353,059	50,430,000
400,000	Mettler-Toledo International, Inc.[1]	26,298,875	30,860,000
165,000	Millipore Corp.[1]	10,862,621	11,584,650
175,000	Techne Corp.	8,701,838	11,166,750
850,000	Thermo Fisher Scientific, Inc.[1]	24,522,276	34,654,500

		129,738,669	138,695,900

Total Health Care		362,236,052	388,970,850

Industrials (20.67%)
	Aerospace & Defense (0.85%)
280,000	Precision Castparts Corp.	18,298,382	20,448,400

	Air Freight & Logistics (5.09%)
1,500,000	C. H. Robinson Worldwide, Inc.	27,854,391	78,225,000
1,350,000	Expeditors International of Washington, Inc.	38,607,965	45,009,000

		66,462,356	123,234,000

	Construction & Engineering (1.84%)
272,015	AECOM Technology Corp.[1]	6,790,653	8,704,480
1,550,000	Quanta Services, Inc.[1]	39,711,495	35,851,500

		46,502,148	44,555,980

	Diversified Support Services (4.56%)
1,150,000	Copart, Inc.[1]	42,059,264	39,870,500
1,250,000	Iron Mountain, Inc.[1]	22,676,344	35,937,500
1,472,043	Ritchie Bros. Auctioneers, Inc.[2]	36,592,917	34,519,408

		101,328,525	110,327,408

See Notes to Schedules of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2009 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Environmental & Facilities Services (3.19%)
1,250,000	Covanta Holding Corp.[1]	$28,928,444	$21,200,000
1,085,000	Stericycle, Inc.[1]	34,131,844	55,910,050

		63,060,288	77,110,050

	Human Resource & Employment Services (1.07%)
1,100,000	Robert Half Intl., Inc.	1,125,401	25,982,000

	Research & Consulting Services (1.24%)
1,150,000	Equifax, Inc.	40,315,332	30,015,000

	Security & Alarm Services (0.21%)
300,532	Corrections Corp. of America[1]	1,002	5,106,039

	Trading Companies & Distributors (2.62%)
1,400,000	Fastenal Co.	56,021,319	46,438,000
475,000	MSC Industrial Direct Co., Inc., Cl A	22,407,294	16,853,000

		78,428,613	63,291,000

Total Industrials		415,522,047	500,069,877

Information Technology (9.03%)
	Application Software (2.62%)
550,000	ANSYS, Inc.[1]	14,771,000	17,138,000
925,000	FactSet Research Systems, Inc.	53,842,905	46,129,750

		68,613,905	63,267,750
	Electronic Equipment & Instruments (0.77%)
824,656	FLIR Systems, Inc.[1]	18,358,626	18,604,239

	IT Consulting & Other Services (5.64%)
700,000	Equinix, Inc.[1,5]	56,983,955	50,918,000
2,450,000	Gartner, Inc.[1]	59,722,058	37,387,000
2,600,000	SAIC, Inc.[1]	46,193,972	48,230,000

		162,899,985	136,535,000

Total Information Technology		249,872,516	218,406,989

Materials (2.09%)
	Industrial Gases (0.88%)
525,000	Airgas, Inc.	21,427,326	21,278,250

	Specialty Chemicals (1.21%)
750,000	Ecolab, Inc.	25,931,428	29,242,500

Total Materials		47,358,754	50,520,750

Telecommunication Services (1.82%)
	Wireless Telecommunication Services (1.82%)
225,000	NII Holdings, Inc.[1]	11,790,446	4,290,750
1,625,000	SBA Communications Corp., Cl A1	53,434,220	39,877,500

Total Telecommunication Services		65,224,666	44,168,250

Total Common Stocks		1,848,598,955	2,282,437,166

Private Equity Investments (1.21%)
Consumer Discretionary (0.86%)
	Education Services (0.00%)
105,264	Apollo International, Inc. S-A Conv. Pfd.[1,3,4,5]	800,006	0

Shares		Cost	Value
Private Equity Investments (continued)
Consumer Discretionary (continued)
	Hotels, Resorts & Cruise Lines (0.86%)
5,200,000	Kerzner Intl. Holdings, Ltd., Cl A1,2,3,5	$52,000,000	$20,800,000

Total Consumer Discretionary		52,800,006	20,800,000

Financials (0.35%)
	Asset Management & Custody Banks (0.35%)
5,600,004	Windy City Investments Holdings LLC[1,3,5]	31,960,710	8,400,005

Total Private Equity Investments		84,760,716	29,200,005

Warrants (0.00%)
Consumer Discretionary (0.00%)
	Restaurants (0.00%)
48,071	Krispy Kreme Doughnuts, Inc. Warrants, Exp 03/02/2012[1]	0	0

Principal Amount
Short Term Investments (4.39%)
$106,345,042	Repurchase Agreement with Fixed Income Clearing Corp., dated 06/30/2009, 0.00% due 07/01/2009; Proceeds at maturity – $106,345,042; (Fully collateralized by U.S. Treasury Note, 5.00% due 02/15/2011; Market value – $44,261,184 and U.S. Treasury Note, 4.625% due 02/29/2012; Market value – $17,340,642 and U.S. Treasury Note, 0.875% due 02/28/2011; Market value –$50,062,500)	106,345,042	106,345,042

Total Investments (99.92%)		$2,039,704,713	2,417,982,213

Cash and Other Assets Less Liabilities (0.08%)			1,818,114

Net Assets			$2,419,800,327

Retail Shares (Equivalent to $37.90 per share based on 63,396,497 shares outstanding)			$2,402,666,467

Institutional Shares (Equivalent to $37.90 per share based on 452,055 shares outstanding)			$17,133,860

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2009, the market value of restricted and fair valued securities amounted to $78,141,252 or 3.23% of Net Assets. 2.02% of these securities are deemed liquid. See Note 5.
[4]	An “affiliated” investment may include any company in which the Fund owns 5% or more of its outstanding voting shares. See Note 6.
[5]	The Adviser has reclassified certain securities in or out of this sub-industry. Such reclassifications are not supported by S&P or MSCI.

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30,2009 (UNAUDITED)

Shares		Cost	Value
Common Stocks (92.64%)
Consumer Discretionary (28.40%)
	Advertising (0.74%)
2,200,000	Lamar Advertising Co., Cl A1	$30,916,025	$33,594,000

	Apparel Retail (1.79%)
3,024,902	J. Crew Group, Inc.[1]	95,586,620	81,732,852

	Apparel, Accessories & Luxury Goods (1.03%)
2,090,000	Under Armour, Inc., Cl A1	76,271,084	46,774,200

	Automotive Retail (1.48%)
693,100	CarMax, Inc.[1]	6,766,040	10,188,570
3,450,000	Penske Automotive Group, Inc.	67,638,212	57,408,000

		74,404,252	67,596,570

	Casinos & Gaming (2.19%)
2,200,000	Penn National Gaming, Inc.[1]	62,075,888	64,042,000
500,000	Wynn Resorts, Ltd.[1]	8,854,049	17,650,000
537,677	Wynn Resorts, Ltd.[1,3]	5,185,878	18,030,998

		76,115,815	99,722,998

	Distributors (1.97%)
5,450,010	LKQ Corp.[1]	75,949,765	89,652,665

	Education Services (7.36%)
3,650,000	DeVry, Inc.[4]	61,225,398	182,646,000
700,000	Strayer Education, Inc.	57,859,739	152,677,000

		119,085,137	335,323,000

	Home Furnishings (0.66%)
850,000	Mohawk Industries, Inc.[1]	24,825,295	30,328,000

	Hotels, Resorts & Cruise Lines (1.75%)
3,000,000	Choice Hotels Intl., Inc.	74,119,736	79,830,000

	Internet Retail (0.75%)
800,000	Blue Nile, Inc.[1,4]	23,190,334	34,392,000

	Leisure Facilities (1.12%)
1,900,000	Vail Resorts, Inc.[1,4]	51,691,238	50,958,000

	Movies & Entertainment (1.05%)
1,350,000	Marvel Entertainment, Inc.[1]	34,559,484	48,046,500

	Publishing (2.33%)
750,000	Interactive Data Corp.	17,054,327	17,355,000
2,154,552	Morningstar, Inc.[1]	62,871,270	88,832,179

		79,925,597	106,187,179

	Restaurants (1.90%)
550,000	Cheesecake Factory, Inc.[1]	10,914,838	9,515,000
950,000	Panera Bread Co., Cl A1	36,153,944	47,367,000
700,000	Peet’s Coffee & Tea, Inc.[1,4]	15,273,681	17,640,000
1,200,000	Sonic Corp.[1]	24,979,672	12,036,000

		87,322,135	86,558,000

	Specialty Stores (2.28%)
5,000,000	Dick’s Sporting Goods, Inc.[1]	86,074,246	86,000,000
700,000	Tiffany & Co.	13,504,094	17,752,000

		99,578,340	103,752,000

Total Consumer Discretionary		1,023,540,857	1,294,447,964

Consumer Staples (5.20%)
	Food Retail (1.37%)
3,300,000	Whole Foods Market, Inc.	35,877,628	62,634,000

	Household Products (1.88%)
1,575,000	Church & Dwight Co., Inc.	58,038,013	85,538,250

	Packaged Foods & Meats (1.95%)
1,400,000	Ralcorp Holdings, Inc.[1]	53,671,573	85,288,000
125,000	TreeHouse Foods, Inc.[1]	3,571,933	3,596,250

		57,243,506	88,884,250

Total Consumer Staples		151,159,147	237,056,500

Shares		Cost	Value
Common Stocks (continued)
Energy (9.49%)
	Oil & Gas Drilling (0.81%)
1,200,000	Helmerich & Payne, Inc.	$27,232,555	$37,044,000

	Oil & Gas Equipment & Services (4.51%)
545,300	Core Laboratories N.V.[2]	29,427,024	47,522,895
2,000,000	FMC Technologies, Inc.[1]	21,044,749	75,160,000
1,100,000	SEACOR Holdings, Inc.[1,4]	79,415,883	82,764,000

		129,887,656	205,446,895

	Oil & Gas Exploration & Production (2.72%)
600,000	Concho Resources, Inc.[1]	17,189,594	17,214,000
2,800,000	Encore Acquisition Co.[1,4]	46,692,595	86,380,000
487,500	Range Resources Corp.	8,333,343	20,187,375

		72,215,532	123,781,375

	Oil & Gas Storage & Transportation (1.45%)
3,600,000	Southern Union Co.	48,544,865	66,204,000

Total Energy		277,880,608	432,476,270

Financials (9.50%)
	Asset Management & Custody Banks (1.19%)
500,000	Cohen & Steers, Inc.	6,508,019	7,475,000
1,750,000	Eaton Vance Corp.	31,702,091	46,812,500

		38,210,110	54,287,500

	Investment Banking & Brokerage (0.84%)
1,800,000	Jefferies Group, Inc.[1]	18,429,351	38,394,000

	Office REIT’s (0.81%)
136,838	Alexander’s, Inc.[1,5]	29,189,317	36,891,525

	Real Estate Services (0.45%)
2,200,000	CB Richard Ellis Group, Inc., Cl A1	13,827,634	20,592,000

	Reinsurance (2.06%)
1,600,000	Arch Capital Group, Ltd.[1,2]	49,270,622	93,728,000

	Specialized Finance (2.99%)
3,771,933	MSCI, Inc., Cl A1	82,675,301	92,186,042
2,500,000	RiskMetrics Group, Inc.[1,5]	52,397,200	44,150,000

		135,072,501	136,336,042

	Specialized REIT’s (1.16%)
725,000	Alexandria Real Estate Equities, Inc.[5]	28,054,607	25,947,750
750,000	Digital Realty Trust, Inc.[5]	26,106,535	26,887,500

		54,161,142	52,835,250

Total Financials		338,160,677	433,064,317

Health Care (17.16%)
	Health Care Distributors (0.16%)
400,000	PSS World Medical, Inc.[1]	8,010,336	7,404,000

	Health Care Equipment (4.23%)
2,000,000	Edwards Lifesciences Corp.[1]	59,602,586	136,060,000
1,225,000	IDEXX Laboratories, Inc.[1]	41,842,292	56,595,000

		101,444,878	192,655,000

	Health Care Facilities (3.90%)
4,000,000	Community Health Systems, Inc.[1]	81,148,924	101,000,000
600,000	Skilled Healthcare Group, Inc., Cl A1	9,215,682	4,500,000
1,300,000	Sun Healthcare Group, Inc.[1]	16,193,038	10,972,000
2,300,000	VCA Antech, Inc.[1]	64,291,084	61,410,000

		170,848,728	177,882,000

	Health Care Services (0.67%)
600,000	Chemed Corp.	21,302,478	23,688,000
250,000	IPC The Hospitalist Co., Inc.[1]	4,537,144	6,672,500

		25,839,622	30,360,500

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2009 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Health Care Supplies (1.11%)
1,175,000	Gen-Probe, Inc.[1,5]	$49,063,566	$50,501,500

	Health Care Technology (0.06%)
226,315	HLTH Corp.[1]	2,461,661	2,964,726

	Life Sciences Tools & Services (5.48%)
1,600,000	Charles River Laboratories Intl., Inc.[1]	45,694,611	54,000,000
950,000	Covance, Inc.[1]	35,390,335	46,740,000
1,200,000	Mettler-Toledo International, Inc.[1]	73,415,860	92,580,000
880,943	Techne Corp.	46,631,249	56,212,973

		201,132,055	249,532,973

	Managed Health Care (1.55%)
2,625,000	AMERIGROUP Corp.[1]	45,833,394	70,481,250

Total Health Care		604,634,240	781,781,949

Industrials (11.60%)
	Aerospace & Defense (0.36%)
502,021	Stanley, Inc.[1]	12,869,416	16,506,451

	Construction & Engineering (2.46%)
3,500,000	AECOM Technology Corp.[1]	78,998,559	112,000,000

	Construction & Farm Machinery & Heavy Trucks (0.04%)
234,399	American Railcar Industries, Inc.	5,090,540	1,936,136

	Diversified Support Services (3.78%)
2,725,000	Copart, Inc.[1]	69,029,357	94,475,750
3,320,227	Ritchie Bros. Auctioneers, Inc.[2]	76,748,114	77,859,323

		145,777,471	172,335,073

	Environmental & Facilities Services (1.54%)
2,450,000	Tetra Tech, Inc.[1]	61,402,913	70,192,500

	Industrial Machinery (0.17%)
400,000	Kennametal, Inc.	6,905,007	7,672,000

	Railroads (1.16%)
2,000,000	Genesee & Wyoming, Inc., Cl A1	32,221,169	53,020,000

	Research & Consulting Services (1.25%)
925,000	CoStar Group, Inc.[1]	39,770,735	36,879,750
400,000	IHS, Inc., Cl A1	16,387,387	19,948,000

		56,158,122	56,827,750

	Trading Companies & Distributors (0.47%)
600,000	MSC Industrial Direct Co., Inc., Cl A	21,427,055	21,288,000

	Trucking (0.37%)
475,000	Landstar System, Inc.	11,073,375	17,057,250

Total Industrials		431,923,627	528,835,160

Information Technology (8.04%)
	Application Software (4.58%)
700,000	Advent Software, Inc.[1]	26,532,888	22,953,000
2,250,000	ANSYS, Inc.[1]	54,764,730	70,110,000
1,100,000	Concur Technologies, Inc.[1]	24,703,047	34,188,000
1,635,000	FactSet Research Systems, Inc.	82,436,633	81,537,450

		188,437,298	208,788,450

	Internet Software & Services (0.85%)
423,000	Bankrate, Inc.[1]	17,712,175	10,676,520
928,953	WebMD Health Corp., Cl A1	24,910,460	27,794,274

		42,622,635	38,470,794

	IT Consulting & Other Services (2.61%)
1,029,268	Equinix, Inc.[1,5]	33,364,684	74,868,954
2,900,000	Gartner, Inc.[1]	47,347,692	44,254,000

		80,712,376	119,122,954

Total Information Technology		311,772,309	366,382,198

Shares		Cost	Value
Common Stocks (continued)
Telecommunication Services (0.95%)
	Wireless Telecommunication Services (0.95%)
1,765,015	SBA Communications Corp., Cl A1	$7,768,187	$43,313,468
Utilities (2.30%)
	Electric Utilities (2.24%)
2,250,000	ITC Holdings Corp.	69,934,399	102,060,000

	Water Utilities (0.06%)
742,677	Cascal N.V.[2]	8,943,022	2,785,039

Total Utilities		78,877,421	104,845,039

Total Common Stocks		3,225,717,073	4,222,202,865

Private Equity Investments (0.81%)
Consumer Discretionary (0.75%)
	Casinos & Gaming (0.10%)
14,400,000	FC Co-Investment Partners, L.P.[1,3,4,5]	37,168,159	4,320,000

	Hotels, Resorts & Cruise Lines (0.65%)
3,166,666	Fontainebleau Resorts, LLC[1,3,5]	34,999,992	0
7,400,000	Kerzner Intl. Holdings, Ltd., Cl A1,2,3,5	74,000,000	29,600,000

		108,999,992	29,600,000

Total Consumer Discretionary		146,168,151	33,920,000

Financials (0.06%)
	Asset Management & Custody Banks (0.06%)
1,885,000	Windy City Investments Holdings LLC[1,3,5]	7,748,686	2,827,500

Total Private Equity Investments		153,916,837	36,747,500

Warrants (0.00%)
Consumer Discretionary (0.00%)
	Restaurants (0.00%)
82,905	Krispy Kreme Doughnuts, Inc. Warrants, Exp 03/02/2012[1]	0	0

Principal Amount
Convertible Bonds (0.23%)
Consumer Discretionary (0.23%)
	Automotive Retail (0.09%)
$ 4,100,000	Penske Automotive Group, Inc., 3.50% due 04/01/2026[5]	2,538,296	3,910,375

	Broadcasting (0.14%)
10,235,000	Central European Media Enterprises, Ltd., 144A, 3.50% due 03/15/2013[2,5]	4,422,408	6,614,369

Total Convertible Bonds		6,960,704	10,524,744

Corporate Bonds (0.48%)
Consumer Discretionary (0.48%)
	Casinos & Gaming (0.48%)
23,694,000	Wynn Las Vegas, LLC, AD7, 6.625% due 12/01/2014[5]	19,215,815	20,969,190
1,050,000	Wynn Las Vegas, LLC, AK1, 6.625% due 12/01/2014[5]	850,892	908,250

Total Corporate Bonds		20,066,707	21,877,440

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2009 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (5.88%)
$267,753,802	Repurchase Agreement with Fixed Income Clearing Corp., dated 06/30/2009, 0.00% due 07/01/2009; Proceeds at maturity – $267,753,802; (Fully collateralized by U.S. Cash Management Bill, 0.00% due 04/01/2010; Market value – $128,822,370 and U.S. Treasury Note, 5.00% due 02/15/2011; Market value – $130,863,632 and U.S. Treasury Note, 3.875% due 07/15/2010; Market value – $42,084 and U.S. Treasury Note, 4.50% due 05/15/2010; Market value – $21,415,548)	$267,753,802	$267,753,802

Total Investments (100.04%)		$3,674,415,123	4,559,106,351

Liabilities Less Cash and Other Assets (-0.04%)			(1,767,743)

Net Assets			$4,557,338,608

Retail Shares (Equivalent to $34.41 per share based on 130,166,762 shares outstanding)			$4,478,457,807

Institutional Shares (Equivalent to $34.41 per share based on 2,292,252 shares outstanding)			$78,880,801

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2009, the market value of restricted and fair valued securities amounted to $54,778,498 or 1.20% of Net Assets. 0.40% of these securities are deemed liquid. See Note 5.
[4]	An “affiliated” investment may include any company in which the Fund owns 5% or more of its outstanding voting shares. See Note 6.
[5]	The Adviser has reclassified certain securities in or out of this sub-industry. Such reclassifications are not supported by S&P or MSCI.
144A

Security is exempt from registration under Rule 144A of the Securities Act of
1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to policies and procedures approved by the Board of
Trustees, unless otherwise noted. At June 30, 2009, the market value of Rule
144A securities amounted to $6,614,369 or 0.15% of Net Assets.

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

JUNE 30,2009 (UNAUDITED)

Shares		Cost	Value
Common Stocks (92.56%)
Consumer Discretionary (21.53%)
	Advertising (1.37%)
2,400,000	National CineMedia, Inc.[4]	$51,159,417	$33,024,000

	Apparel Retail (2.88%)
2,000,000	J. Crew Group, Inc.[1]	57,752,439	54,040,000
750,000	Urban Outfitters, Inc.[1]	10,990,211	15,652,500

		68,742,650	69,692,500

	Apparel, Accessories & Luxury Goods (3.22%)
1,000,000	Fossil, Inc.[1]	23,411,826	24,080,000
3,500,000	Iconix Brand Group, Inc.[1,5]	57,389,219	53,830,000

		80,801,045	77,910,000

	Casinos & Gaming (3.49%)
2,350,000	Penn National Gaming, Inc.[1]	60,841,363	68,408,500
450,000	Wynn Resorts, Ltd.[1]	4,316,910	15,885,000

		65,158,273	84,293,500

	Education Services (4.64%)
600,000	American Public Education, Inc.[1]	19,348,177	23,766,000
350,000	Capella Education Co.[1]	12,268,802	20,982,500
308,808	Strayer Education, Inc.	27,539,086	67,354,113

		59,156,065	112,102,613

	Hotels, Resorts & Cruise Lines (1.98%)
1,200,000	Gaylord Entertainment Co.[1]	35,238,122	15,252,000
2,964,000	Great Wolf Resorts, Inc.[1,4]	54,717,005	6,046,560
20,000,000	Mandarin Oriental International, Ltd.[2]	40,047,095	26,600,000

		130,002,222	47,898,560

	Movies & Entertainment (2.03%)
1,000,000	Liberty Media Corp. – Capital, Series A1	14,003,623	13,560,000
1,000,000	Marvel Entertainment, Inc.[1]	21,085,318	35,590,000

		35,088,941	49,150,000

	Restaurants (1.85%)
1,000,000	Cheesecake Factory, Inc.[1]	19,997,482	17,300,000
2,500,000	Texas Roadhouse, Inc., Cl A1	29,521,460	27,275,000

		49,518,942	44,575,000

	Specialty Stores (0.07%)
154,900	Ulta Salon, Cosmetics & Fragrance, Inc.[1]	1,899,254	1,722,488

Total Consumer Discretionary		541,526,809	520,368,661

Consumer Staples (0.54%)
	Soft Drinks (0.54%)
3,500,000	Heckmann Corp.[1]	27,464,082	13,125,000

Energy (4.00%)
	Oil & Gas Equipment & Services (1.69%)
300,000	Core Laboratories N.V.[2]	23,095,109	26,145,000
857,500	PHI, Inc.[1]	24,669,136	14,697,550

		47,764,245	40,842,550

	Oil & Gas Exploration & Production (2.31%)
162,135	Atlas America, Inc.	2,994,341	2,897,352
1,400,000	Atlas Energy Resources LLC	29,611,204	28,602,000
850,000	Concho Resources, Inc.[1]	24,001,611	24,386,500

		56,607,156	55,885,852

Total Energy		104,371,401	96,728,402

Shares		Cost	Value
Common Stocks (continued)
Financials (5.37%)
	Real Estate Services (1.74%)
4,500,000	CB Richard Ellis Group, Inc., Cl A1	$34,462,412	$42,120,000
	Reinsurance (0.49%)
200,000	Arch Capital Group, Ltd.[1,2]	5,515,966	11,716,000

	Specialized Finance (1.65%)
912,000	MSCI, Inc., Cl A1	19,063,408	22,289,280
1,000,000	RiskMetrics Group, Inc.[1,5]	17,515,916	17,660,000

		36,579,324	39,949,280

	Specialized REIT’s (1.49%)
1,000,000	Digital Realty Trust, Inc.[5]	35,440,867	35,850,000

Total Financials		111,998,569	129,635,280

Health Care (13.78%)
	Health Care Equipment (4.78%)
900,000	IDEXX Laboratories, Inc.[1]	29,711,915	41,580,000
175,000	Intuitive Surgical, Inc.[1]	2,537,500	28,640,500
1,325,000	Masimo Corp.[1]	30,033,725	31,945,750
1,150,000	Natus Medical, Inc.[1]	17,163,786	13,271,000

		79,446,926	115,437,250

	Health Care Facilities (2.28%)
1,500,000	Brookdale Senior Living, Inc.	36,458,921	14,610,000
1,525,000	Emeritus Corp.[1]	46,025,139	20,145,250
2,700,000	Skilled Healthcare Group, Inc., Cl A1	37,304,785	20,250,000

		119,788,845	55,005,250

	Health Care Supplies (3.05%)
650,000	Gen-Probe, Inc.[1,5]	27,912,648	27,937,000
750,000	Immucor, Inc.[1]	3,007,159	10,320,000
1,000,000	Inverness Medical Innovations, Inc.[1]	42,391,327	35,580,000

		73,311,134	73,837,000

	Life Sciences Tools & Services (3.67%)
900,000	Covance, Inc.[1]	33,410,943	44,280,000
575,000	Mettler-Toledo International, Inc.[1]	36,666,021	44,361,250

		70,076,964	88,641,250

Total Health Care		342,623,869	332,920,750

Industrials (26.53%)
	Aerospace & Defense (5.85%)
900,000	AeroVironment, Inc.[1]	19,931,224	27,774,000
1,250,000	HEICO Corp., Cl A	32,470,347	36,575,000
800,000	Stanley, Inc.[1]	11,533,892	26,304,000
1,400,000	TransDigm Group, Inc.[1]	36,859,086	50,680,000

		100,794,549	141,333,000

	Construction & Engineering (2.45%)
1,200,000	AECOM Technology Corp.[1]	29,450,937	38,400,000
1,100,000	Orion Marine Group, Inc.[1,4]	14,920,988	20,900,000

		44,371,925	59,300,000

	Construction & Farm Machinery & Heavy Trucks (1.22%)
150,000	Joy Global, Inc.	3,662,936	5,358,000
750,000	Wabtec Corp.	24,942,231	24,127,500

		28,605,167	29,485,500

	Diversified Support Services (2.74%)
1,000,000	Iron Mountain, Inc.[1]	6,778,591	28,750,000
1,600,000	Ritchie Bros. Auctioneers, Inc.[2]	29,839,618	37,520,000

		36,618,209	66,270,000

	Electrical Components & Equipment (0.52%)
525,000	SunPower Corp., Cl B1	14,287,525	12,573,750

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2009 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Environmental & Facilities Services (7.72%)
850,000	Clean Harbors, Inc.[1]	$45,981,466	$45,891,500
3,450,000	Covanta Holding Corp.[1]	52,983,673	58,512,000
2,750,000	EnergySolutions, Inc.	39,185,176	25,300,000
568,890	Team, Inc.[1]	11,934,757	8,914,506
1,850,010	Waste Connections, Inc.[1]	49,869,759	47,933,759

		199,954,831	186,551,765
	Human Resource & Employment Services (1.24%)
800,000	Watson Wyatt Worldwide, Inc., Cl A	31,551,900	30,024,000

	Industrial Machinery (2.50%)
1,650,000	Actuant Corp., Cl A	26,837,155	20,130,000
613,303	Colfax Corp.[1]	10,368,118	4,734,699
1,100,000	Graco, Inc.	25,662,211	24,222,000
350,000	Kaydon Corp.	15,723,269	11,396,000

		78,590,753	60,482,699

	Railroads (0.66%)
600,000	Genesee & Wyoming, Inc., Cl A1	15,043,141	15,906,000

	Research & Consulting Services (1.63%)
850,000	Huron Consulting Group, Inc.[1]	39,758,562	39,295,500

Total Industrials		589,576,562	641,222,214

Information Technology (11.29%)
	Application Software (1.67%)
600,000	Advent Software, Inc.[1]	16,654,197	19,674,000
850,000	Ultimate Software Group, Inc.[1]	19,971,945	20,604,000

		36,626,142	40,278,000

	Electronic Components (1.01%)
900,000	DTS, Inc.[1,4]	16,064,718	24,363,000

	Electronic Equipment & Instruments (1.63%)
1,750,000	FLIR Systems, Inc.[1]	11,668,715	39,480,000

	Internet Software & Services (1.97%)
644,084	Bankrate, Inc.[1]	20,553,864	16,256,680
4,002,308	SkillSoft PLC, ADR[1,2]	29,827,195	31,218,003

		50,381,059	47,474,683

	IT Consulting & Other Services (3.77%)
875,000	Equinix, Inc.[1,5]	55,025,037	63,647,500
1,800,000	Gartner, Inc.[1]	34,072,283	27,468,000

		89,097,320	91,115,500

	Semiconductor Equipment (1.24%)
2,100,000	Rubicon Technology, Inc.[1,4]	35,039,592	29,988,000

Total Information Technology		238,877,546	272,699,183

Shares		Cost	Value
Common Stocks (continued)
Materials (2.53%)
	Construction Materials (1.83%)
1,750,000	Eagle Materials, Inc.	$34,676,887	$44,170,000

	Specialty Chemicals (0.70%)
1,000,000	Nalco Holding Co.	17,014,844	16,840,000

Total Materials		51,691,731	61,010,000

Telecommunication Services (4.75%)
	Wireless Telecommunication Services (4.75%)
1,500,000	American Tower Corp., Cl A1	5,358,834	47,295,000
2,750,000	SBA Communications Corp., Cl A1	26,849,041	67,485,000

Total Telecommunication Services		32,207,875	114,780,000

Unclassified (1.73%)
2,500,000	Liberty Acquisition Holdings Corp.[1,5]	22,555,000	22,650,000
2,000,000	Trian Acquisition I Corp.[1,5]	19,661,740	19,140,000

Total Unclassified		42,216,740	41,790,000

Utilities (0.51%)
	Electric Utilities (0.42%)
225,000	ITC Holdings Corp.	9,427,959	10,206,000

	Water Utilities (0.09%)
588,165	Cascal N.V.[2]	7,071,123	2,205,619

Total Utilities		16,499,082	12,411,619

Total Common Stocks		2,099,054,266	2,236,691,109

Private Equity Investments (0.58%)
Consumer Discretionary (0.58%)
	Hotels, Resorts & Cruise Lines (0.58%)
3,500,000	Kerzner Intl. Holdings, Ltd., Cl A1,2,3,5	35,000,000	14,000,000

Warrants (0.00%)
Consumer Discretionary (0.00%)
	Apparel Retail (0.00%)
100,000	Casual Male Retail Group, Inc. Warrants, Exp 07/02/2010[1,3]	49,000	0

	Restaurants (0.00%)
49,743	Krispy Kreme Doughnuts, Inc. Warrants, Exp 03/02/2012[1]	0	0

Total Warrants		49,000	0

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2009 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (6.57%)
$158,878,123	Repurchase Agreement with Fixed Income Clearing Corp., dated 06/30/2009, 0.00% due 07/01/2009; Proceeds at maturity – $158,878,123; (Fully collateralized by U.S. Treasury Bond, 11.75% due 11/15/2014; Market value – $11,501,091 and U.S. Treasury Note, 4.00% due 11/15/2012; Market value – $7,831,670 and U.S. Treasury Note, 4.625% due 02/29/2012; Market value – $147,494,358)	$158,878,123	$158,878,123

Total Investments (99.71%)		$2,292,981,389	$2,409,569,232

Cash and Other Assets Less Liabilities (0.29%)			7,086,823

Net Assets			$2,416,656,055

Retail Shares (Equivalent to $15.82 per share based on 151,668,880 shares outstanding)			$2,399,949,123

Institutional Shares (Equivalent to $15.83 per share based on 1,055,699 shares outstanding)			$16,706,932

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2009, the market value of restricted and fair valued securities amounted to $14,000,000 or 0.58% of Net Assets. None of these securities are deemed liquid. See Note 5.
[4]	An “affiliated” investment may include any company in which the Fund owns 5% or more of its outstanding voting shares. See Note 6.
[5]	The Adviser has reclassified certain securities in or out of this sub-industry. Such reclassifications are not supported by S&P or MSCI.
ADR	American Depositary Receipt.

See Notes to Schedules of Investments.

Baron iOpportunity Fund

SCHEDULE OF INVESTMENTS

JUNE 30,2009 (UNAUDITED)

Shares		Cost	Value
Common Stocks (91.86%)
Consumer Discretionary (9.16%)
	Advertising (2.44%)
108,500	Lamar Advertising Co., Cl A1	$4,043,031	$1,656,795
107,000	National CineMedia, Inc.	1,905,268	1,472,320

		5,948,299	3,129,115

	Broadcasting (1.07%)
60,500	Discovery Communications, Inc., Cl A1	1,101,407	1,364,275

	Education Services (1.69%)
9,900	Strayer Education, Inc.	1,767,414	2,159,289

	Internet Retail (3.96%)
22,000	Amazon.com, Inc.[1]	1,003,076	1,840,520
35,100	Blue Nile, Inc.[1]	1,510,608	1,508,949
950,200	drugstore.com, Inc.[1]	2,777,167	1,729,364

		5,290,851	5,078,833

Total Consumer Discretionary		14,107,971	11,731,512

Financials (13.42%)
	Investment Banking & Brokerage (2.34%)
171,000	Charles Schwab Corp.	1,687,346	2,999,340

	Specialized Finance (9.26%)
6,787	CME Group, Inc., Cl A	1,230,839	2,111,504
20,100	IntercontinentalExchange, Inc.[1]	1,419,084	2,296,224
174,600	MSCI, Inc., Cl A1	4,543,929	4,267,224
181,000	RiskMetrics Group, Inc.[1,4]	2,915,037	3,196,460

		10,108,889	11,871,412

	Specialized REIT’s (1.82%)
65,000	Digital Realty Trust, Inc.[4]	2,351,847	2,330,250

Total Financials		14,148,082	17,201,002

Health Care (4.15%)
	Health Care Equipment (0.70%)
5,500	Intuitive Surgical, Inc.[1]	741,040	900,130

	Health Care Supplies (1.11%)
40,000	Inverness Medical Innovations, Inc.[1]	998,998	1,423,200

	Health Care Technology (2.34%)
47,000	athenahealth, Inc.[1]	1,393,103	1,739,470
77,000	Medidata Solutions, Inc.[1]	1,078,000	1,261,260

		2,471,103	3,000,730

Total Health Care		4,211,141	5,324,060

Industrials (5.93%)
	Diversified Support Services (1.10%)
65,000	EnerNOC, Inc.[1]	438,443	1,408,550

	Electrical Components & Equipment (0.82%)
44,000	SunPower Corp., Cl B1	1,202,769	1,053,800

	Research & Consulting Services (4.01%)
45,000	CoStar Group, Inc.[1]	1,286,985	1,794,150
67,000	IHS, Inc., Cl A1	2,843,677	3,341,290

		4,130,662	5,135,440

Total Industrials		5,771,874	7,597,790

Information Technology (46.45%)
	Application Software (11.88%)
78,866	ANSYS, Inc.[1]	1,878,085	2,457,465
31,000	Citrix Systems, Inc.[1]	812,982	988,590
62,000	Concur Technologies, Inc.[1]	1,232,687	1,926,960
34,500	FactSet Research Systems, Inc.	1,976,520	1,720,515
58,500	Net 1 UEPS Technologies, Inc.[1]	799,204	795,015

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Application Software (continued)
224,000	Nuance Communications, Inc.[1]	$2,994,394	$2,708,160
125,000	Solarwinds, Inc.[1]	1,562,500	2,061,250
76,000	Solera Holdings, Inc.[1]	1,788,663	1,930,400
26,000	Ultimate Software Group, Inc.[1]	351,414	630,240

		13,396,449	15,218,595
	Communications Equipment (4.43%)
69,000	QUALCOMM, Inc.	2,521,028	3,118,800
36,010	Research in Motion, Ltd.[1,2]	957,874	2,558,510

		3,478,902	5,677,310

	Computer Hardware (3.45%)
31,000	Apple, Inc.[1]	1,432,436	4,415,330

	Data Processing & Outsourced Services (0.88%)
74,000	CyberSource Corp.[1]	1,115,091	1,132,200

	Home Entertainment Software (3.04%)
250,000	Activision Blizzard, Inc.[1]	1,862,936	3,157,500
34,000	Electronic Arts, Inc.[1]	681,254	738,480

		2,544,190	3,895,980

	Internet Software & Services (13.34%)
118,000	Bankrate, Inc.[1]	2,736,322	2,978,320
5,883	Google, Inc., Cl A1	953,199	2,480,214
55,000	GSI Commerce, Inc.[1]	447,381	783,750
900,000	Move, Inc.[1]	1,918,637	1,944,000
30,000	OpenTable, Inc.[1]	600,000	905,100
172,092	SkillSoft PLC, ADR[1,2]	1,136,746	1,342,318
689,500	TechTarget, Inc.[1]	4,446,628	2,758,000
91,510	WebMD Health Corp., Cl A1	1,937,744	2,737,979
74,000	Yahoo!, Inc.[1]	899,970	1,158,840

		15,076,627	17,088,521

	IT Consulting & Other Services (6.92%)
97,500	Equinix, Inc.[1,4]	3,795,962	7,092,150
116,644	Gartner, Inc.[1]	1,709,892	1,779,987

		5,505,854	8,872,137

	Systems Software (2.51%)
60,000	Microsoft Corp.	1,093,477	1,426,200
28,000	Totvs SA2	959,937	955,244
30,500	VMware, Inc., Cl A1	824,705	831,735

		2,878,119	3,213,179

Total Information Technology		45,427,668	59,513,252

Telecommunication Services (12.75%)
	Alternative Carriers (1.28%)
160,000	tw telecom, Inc.[1]	2,267,933	1,643,200

	Wireless Telecommunication Services (11.47%)
157,500	American Tower Corp., Cl A1	2,863,255	4,965,975
223,500	NII Holdings, Inc.[1]	12,531,466	4,262,145
222,500	SBA Communications Corp., Cl A1	4,103,178	5,460,150

		19,497,899	14,688,270

Total Telecommunication Services		21,765,832	16,331,470

Total Common Stocks		105,432,568	117,699,086

Warrants (0.00%)
Information Technology (0.00%)
	Internet Software & Services (0.00%)
200,000	Loudeye Corp. Warrants, Exp 12/23/2010[1,3]	0	0

See Notes to Schedules of Investments.

Baron iOpportunity Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2009 (UNAUDITED)

Principal Amount		Cost	Value
Corporate Bonds (0.51%)
Telecommunication Services (0.51%)
	Alternative Carriers (0.51%)
$750,000	GC Impsat Holdings I plc, 144A, 9.875% due 02/15/2017[2,4]	$548,864	$648,750

Short Term Investments (7.31%)
$9,370,929	Repurchase Agreement with Fixed Income Clearing Corp., dated 06/30/2009, 0.00% due 07/01/2009; Proceeds at maturity – $9,370,929; (Fully collateralized by U.S. Treasury Note, 5.00% due 02/15/2011; Market value – $9,843,653)	9,370,929	9,370,929

Total Investments (99.68%)		$115,352,361	127,718,765

Cash and Other Assets Less Liabilities (0.32%)			408,786

Net Assets			$128,127,551

Retail Shares (Equivalent to $9.00 per share based on 13,511,656 shares outstanding)			$121,578,335

Institutional Shares (Equivalent to $9.00 per share based on 727,741 shares outstanding)			$6,549,216

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2009, the market value of restricted and fair valued securities amounted to $0 or 0.00% of Net Assets. None of these securities are deemed liquid. See Note 5.
[4]	The Adviser has reclassified certain securities in or out of this sub-industry. Such reclassifications are not supported by S&P or MSCI.
ADR	American Depositary Receipt.
144A

Security is exempt from registration under Rule 144A of the Securities Act of
1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to policies and procedures approved by the Board of
Trustees, unless otherwise noted. At June 30, 2009, the market value of Rule
144A securities amounted to $648,750 or 0.51% of Net Assets.

See Notes to Schedules of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2009 (UNAUDITED)

Shares		Cost	Value
Common Stocks (97.26%)
Consumer Discretionary (19.83%)
	Department Stores (1.90%)
17,000	Kohl’s Corp.[1]	$758,193	$726,750

	General Merchandise Stores (4.13%)
40,000	Target Corp.	1,776,887	1,578,800

	Home Furnishings (1.49%)
16,000	Mohawk Industries, Inc.[1]	571,092	570,880

	Home Improvement Retail (3.40%)
55,000	Home Depot, Inc.	1,923,710	1,299,650

	Homebuilding (4.85%)
52,000	Pulte Homes, Inc.	533,202	459,160
82,000	Toll Brothers, Inc.[1]	1,579,711	1,391,540

		2,112,913	1,850,700

	Restaurants (2.86%)
19,000	McDonald’s Corp.	1,094,889	1,092,310

	Specialty Stores (1.20%)
18,000	Tiffany & Co.	546,168	456,480

Total Consumer Discretionary		8,783,852	7,575,570

Consumer Staples (5.25%)
	Distillers & Vintners (1.35%)
9,000	Diageo plc, ADR[2]	593,260	515,250

	Household Products (0.67%)
5,000	Procter & Gamble Co.	268,827	255,500

	Hypermarkets & Super Centers (2.51%)
21,000	Costco Wholesale Corp.	1,051,525	959,700

	Soft Drinks (0.72%)
5,000	PepsiCo, Inc.	297,083	274,800

Total Consumer Staples		2,210,695	2,005,250

Energy (13.98%)
	Oil & Gas Drilling (7.19%)
17,000	Diamond Offshore Drilling, Inc.	1,193,944	1,411,850
18,000	Transocean, Ltd.[1,2]	1,260,793	1,337,220

		2,454,737	2,749,070

	Oil & Gas Exploration & Production (6.79%)
21,000	Devon Energy Corp.	1,574,489	1,144,500
38,000	XTO Energy, Inc.	1,680,004	1,449,320

		3,254,493	2,593,820

Total Energy		5,709,230	5,342,890

Financials (20.86%)
	Asset Management & Custody Banks (1.00%)
19,000	AllianceBernstein Holding L.P.	451,957	381,710

	Consumer Finance (2.31%)
38,000	American Express Co.	1,494,680	883,120

	Diversified Banks (4.07%)
64,000	Wells Fargo & Company	1,967,085	1,552,640

	Investment Banking & Brokerage (3.69%)
30,000	Charles Schwab Corp.	271,271	526,200
6,000	Goldman Sachs Group, Inc.	877,563	884,640

		1,148,834	1,410,840

	Other Diversified Financial Services (3.93%)
44,000	JPMorgan Chase & Co.	1,491,124	1,500,840

	Property & Casualty Insurance (4.33%)
13,000	ACE, Ltd.[2]	643,797	574,990
12	Berkshire Hathaway, Inc., Cl A1	1,108,107	1,080,000

		1,751,904	1,654,990

	Reinsurance (1.53%)
10,000	Arch Capital Group, Ltd.[1,2]	677,280	585,800

Total Financials		8,982,864	7,969,940

Shares		Cost	Value
Common Stocks (continued)
Health Care (1.07%)
	Life Sciences Tools & Services (1.07%)
10,000	Thermo Fisher Scientific, Inc.[1]	$557,624	$407,700

Industrials (10.33%)
	Air Freight & Logistics (2.48%)
17,000	FedEx Corp.	1,466,645	945,540

	Environmental & Facilities Services (2.30%)
36,000	Republic Services, Inc.	715,279	878,760

	Railroads (2.77%)
14,400	Burlington Northern Santa Fe Corp.	935,894	1,058,976

	Trading Companies & Distributors (2.78%)
32,000	Fastenal Co.	1,196,122	1,061,440

Total Industrials		4,313,940	3,944,716

Information Technology (17.49%)
	Communications Equipment (6.03%)
29,000	QUALCOMM, Inc.	1,366,835	1,310,800
14,000	Research in Motion, Ltd.[1,2]	923,378	994,700

		2,290,213	2,305,500

	Computer Hardware (2.98%)
8,000	Apple, Inc.[1]	330,478	1,139,440

	Internet Software & Services (1.88%)
1,700	Google, Inc., Cl A1	144,500	716,703

	IT Consulting & Other Services (3.43%)
18,000	Equinix, Inc.[1,3]	1,365,924	1,309,320

	Systems Software (3.17%)
51,000	Microsoft Corp.	1,093,021	1,212,270

Total Information Technology		5,224,136	6,683,233

Materials (3.73%)
	Fertilizers & Agricultural Chemicals (2.61%)
13,400	Monsanto Co.	1,008,200	996,156

	Specialty Chemicals (1.12%)
11,000	Ecolab, Inc.	477,596	428,890

Total Materials		1,485,796	1,425,046

Telecommunication Services (4.72%)
	Wireless Telecommunication Services (4.72%)
14,000	America Movil S.A.B. de C.V., Series L ADR[2]	856,315	542,080
40,000	American Tower Corp., Cl A1	696,527	1,261,200

Total Telecommunication Services		1,552,842	1,803,280

Total Common Stocks		38,820,979	37,157,625

Principal Amount
Short Term Investments (2.83%)
$ 1,081,984	Repurchase Agreement with Fixed Income Clearing Corp., dated 06/30/2009, 0.00% due 07/01/2009; Proceeds at maturity – $1,081,984; (Fully collateralized by U.S. Treasury Note, 5.00% due 02/15/2011; Market value – $1,138,935)	1,081,984	1,081,984

Total Investments (100.09%)		$39,902,963	38,239,609

Liabilities Less Cash and Other Assets (-0.09%)			(35,878)

Net Assets			$38,203,731

Retail Shares (Equivalent to $7.39 per share based on 4,321,603 shares outstanding)			$31,928,060

Institutional Shares (Equivalent to $7.39 per share based on 849,434 shares outstanding)			$6,275,671

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified certain securities in or out of this sub-industry. Such reclassifications are not supported by S&P or MSCI.
ADR	American Depositary Receipt.

See Notes to Schedules of Investments.

Baron Investment Funds Trust	June 30, 2009

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

1. Organization

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987. The Trust currently offers five series (individually a “Fund” and collectively the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron iOpportunity Fund and Baron Fifth Avenue Growth Fund. Prior to October 22, 2004, the name of the Trust was Baron Asset Fund.

Each Fund offers two classes of shares, Retail Shares and Institutional Shares, which differ only in their ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for accounts in the amount of $1 million or more and are intended for certain financial intermediaries that offer shares through fee based platforms, retirement platforms or other platforms. Each class of shares has equal rights to earnings and assets except that each class bears different expenses for distribution and shareholder servicing. Investment income, realized and unrealized gains or losses on investment and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

2. Significant Accounting Policies

a) Security Valuation. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the securities will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior executives and the Committee reports to the Board every quarter. Factors the Committee considers when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at 4 p.m. E.T., except under the circumstances described below. Most foreign markets close before 4 p.m. E.T. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. E.T. If the Adviser determines that developments between the close of the foreign market and 4 p.m. E.T. may, in its judgment, materially affect the value of some or all of the Funds’ non-U.S. securities, the Adviser will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. E.T. In deciding whether to make these adjustments, the Adviser reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent non-U.S. securities and baskets of non-U.S. securities. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The Adviser cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

b) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 105% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Baron Investment Funds Trust	June 30, 2009

3. Fair Value Measurements

Effective October 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Funds’ investments carried at fair value:

Baron Asset Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$383,254,487	$—	$—	$383,254,487
Energy	218,379,500	—	—	218,379,500
Financials	478,666,463	—	—	478,666,463
Health Care	388,970,850	—	—	388,970,850
Industrials	500,069,877	—	—	500,069,877
Information Technology	218,406,989	—	—	218,406,989
Materials	50,520,750	—	—	50,520,750
Telecommunication Services	44,168,250	—	—	44,168,250

Total Common Stocks	2,282,437,166	—	—	2,282,437,166

Private Equity Investments
Consumer Discretionary	—	—	20,800,000	20,800,000
Financials	—	—	8,400,005	8,400,005

Total Private Equity Investments	—	—	29,200,005	29,200,005

Warrants
Consumer Discretionary	—	0	—	0

Short Term Investments	—	106,345,042	—	106,345,042

Total Investments	$2,282,437,166	$106,345,042	$29,200,005	$2,417,982,213

Baron Investment Funds Trust	June 30, 2009

Baron Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$1,294,447,964	$—	$—	$1,294,447,964
Consumer Staples	237,056,500	—	—	237,056,500
Energy	432,476,270	—	—	432,476,270
Financials	433,064,317	—	—	433,064,317
Health Care	781,781,949	—	—	781,781,949
Industrials	528,835,160	—	—	528,835,160
Information Technology	366,382,198	—	—	366,382,198
Telecommunication Services	43,313,468	—	—	43,313,468
Utilities	104,845,039	—	—	104,845,039

Total Common Stocks	4,222,202,865	—	—	4,222,202,865

Private Equity Investments
Consumer Discretionary	—	—	33,920,000	33,920,000
Financials	—	—	2,827,500	2,827,500

Total Private Equity Investments	—	—	36,747,500	36,747,500

Warrants
Consumer Discretionary	—	0	—	0

Convertible Bonds
Consumer Discretionary	—	10,524,744	—	10,524,744

Corporate Bonds
Consumer Discretionary	—	21,877,440	—	21,877,440

Short Term Investments	—	267,753,802	—	267,753,802

Total Investments	$4,222,202,865	$300,155,986	$36,747,500	$4,559,106,351

Baron Small Cap Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$520,368,661	$—	$—	$520,368,661
Consumer Staples	13,125,000	—	—	13,125,000
Energy	96,728,402	—	—	96,728,402
Financials	129,635,280	—	—	129,635,280
Health Care	332,920,750	—	—	332,920,750
Industrials	641,222,214	—	—	641,222,214
Information Technology	272,699,183	—	—	272,699,183
Materials	61,010,000	—	—	61,010,000
Telecommunication Services	114,780,000	—	—	114,780,000
Unclassified	41,790,000	—	—	41,790,000
Utilities	12,411,619	—	—	12,411,619

Total Common Stocks	2,236,691,109	—	—	2,236,691,109

Private Equity Investments
Consumer Discretionary	—	—	14,000,000	14,000,000

Warrants
Consumer Discretionary	—	0	—	0

Short Term Investments	—	158,878,123	—	158,878,123

Total Investments	$2,236,691,109	$158,878,123	$14,000,000	$2,409,569,232

Baron Investment Funds Trust	June 30, 2009

Baron iOpportunity Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$11,731,512	$—	$—	$11,731,512
Financials	17,201,002	—	—	17,201,002
Health Care	5,324,060	—	—	5,324,060
Industrials	7,597,790	—	—	7,597,790
Information Technology	59,513,252	—	—	59,513,252
Telecommunication Services	16,331,470	—	—	16,331,470

Total Common Stocks	117,699,086	—	—	117,699,086

Warrants
Information Technology	—	0	—	0

Corporate Bonds
Telecommunication Services	—	648,750	—	648,750

Short Term Investments	—	9,370,929	—	9,370,929

Total Investments	$117,699,086	$10,019,679	$—	$127,718,765

Baron Fifth Avenue Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$7,575,570	$—	$—	$7,575,570
Consumer Staples	2,005,250	—	—	2,005,250
Energy	5,342,890	—	—	5,342,890
Financials	7,969,940	—	—	7,969,940
Health Care	407,700	—	—	407,700
Industrials	3,944,716	—	—	3,944,716
Information Technology	6,683,233	—	—	6,683,233
Materials	1,425,046	—	—	1,425,046
Telecommunication Services	1,803,280	—	—	1,803,280

Total Common Stocks	37,157,625	—	—	37,157,625

Short Term Investments	—	1,081,984	—	1,081,984

Total Investments	$37,157,625	$1,081,984	$—	$38,239,609

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Baron Asset Fund

Description	Balance as of September 30, 2008	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net transfers in (out) to Level 3	Balance as of June 30, 2009	Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2009
Private Equity Investments
Consumer Discretionary	$57,200,000	$—	$—	$(36,400,000)	$—	$—	$20,800,000	$(36,400,000)
Financials	40,407,385	—	—	(32,007,380)	—	—	8,400,005	(32,007,380)

Total	$97,607,385	$—	$—	$(68,407,380)	$—	$—	$29,200,005	$(68,407,380)

Baron Investment Funds Trust	June 30, 2009

Baron Growth Fund

Description	Balance as of September 30, 2008	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net transfers in (out) to Level 3	Balance as of June 30, 2009	Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2009
Private Equity Investments
Consumer Discretionary	$210,630,010	$—	$—	$(176,710,010)	$—	$—	$33,920,000	$(176,710,010)
Industrials	3,267,163	—	(3,630,581)	363,418	—	—	—	—
Financials	13,601,406	—	—	(10,773,906)	—	—	2,827,500	(10,773,906)

Total	$227,498,579	$—	$(3,630,581)	$(187,120,498)	$—	$—	$36,747,500	$(187,483,916)

Baron Small Cap Fund

Description	Balance as of September 30, 2008	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net transfers in (out) to Level 3	Balance as of June 30, 2009	Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2009
Private Equity Investments
Consumer Discretionary	$38,500,000	$—	$—	$(24,500,000)	$—	$—	$14,000,000	$(24,500,000)

Total	$38,500,000	$—	$—	$(24,500,000)	$—	$—	$14,000,000	$(24,500,000)

4. Cost of Investments for Income Tax Purposes

As of June 30, 2009, the components of net assets on a tax basis were substantially as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron iOpportunity Fund	Baron Fifth Avenue Growth Fund
Cost of investments	$2,039,704,713	$3,674,415,123	$2,292,981,389	$115,352,361	$39,902,963

Unrealized appreciation	690,739,921	1,121,321,465	414,690,542	27,816,124	2,989,027
Unrealized depreciation	(312,462,421)	(236,630,237)	(298,102,699)	(15,449,720)	(4,652,381)

Net unrealized appreciation (depreciation)	$378,277,500	$884,691,228	$116,587,843	$12,366,404	$(1,663,354)

5. Restricted Securities

At June 30, 2009, investments in securities included securities that are restricted and illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At June 30, 2009, the Funds held investments in restricted and illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

Baron Asset Fund

Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Wynn Resorts, Ltd.	04/17/01	$48,941,247
Private Equity Investments
Apollo International, Inc. S-A Conv. Pfd.	07/21/99-10/03/02	0
Kerzner Intl. Holdings, Ltd., Cl A	09/27/06	20,800,000
Windy City Investments Holdings LLC	11/13/07	8,400,005

Total Restricted Securities:		$78,141,252

(Cost $98,836,715) (3.23% of Net Assets)

Baron Investment Funds Trust	June 30, 2009

Baron Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Wynn Resorts, Ltd.	04/22/02	$18,030,998
Private Equity Investments
FC Co-Investment Partners, L.P.	11/07/07	4,320,000
Fontainebleau Resorts, LLC	10/05/05-06/01/07	0
Kerzner Intl. Holdings, Ltd., Cl A	09/27/06	29,600,000
Windy City Investments Holdings LLC	11/13/07	2,827,500

Total Restricted Securities:		$54,778,498

(Cost $159,102,715) (1.20% of Net Assets)

Baron Small Cap Fund
Name of Issuer	Acquisition Date(s)	Value
Private Equity Investments
Kerzner Intl. Holdings, Ltd., Cl A	09/27/06	$14,000,000
Warrants
Casual Male Retail Group, Inc.
Warrants, Exp 07/02/2010	07/03/03	0

Total Restricted Securities:		$14,000,000

(Cost $35,049,000) (0.58% of Net Assets)

Baron iOpportunity Fund
Name of Issuer	Acquisition Date(s)	Value
Warrants
Loudeye Corp.
Warrants, Exp 12/23/2010	12/22/04	$0

Total Restricted Securities:		$0

(Cost $0) (0.00% of Net Assets)

6. Transactions in “Affiliated” Companies1

Baron Asset Fund

Name of Issuer	Balance of Shares Held on September 30, 2008	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held on June 30, 2009	Value June 30, 2009
Alexander’s, Inc.[2]	275,978	—	86,778	189,200	$—
Apollo International, Inc. S-A CV Pfd.	105,264	—	—	105,264	—
Vail Resorts, Inc.	3,000,000	—	625,000	2,375,000	63,697,500

Total investments in “affiliates” (2.63% of Net Assets)					$63,697,500

Baron Growth Fund

Name of Issuer	Balance of Shares Held on September 30, 2008	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held on June 30, 2009	Value June 30, 2009
Blue Nile, Inc.	800,000	—	—	800,000	$34,392,000
Chemed Corp.[2]	1,400,000	—	800,000	600,000	—
DeVry, Inc.	3,675,000	—	25,000	3,650,000	182,646,000
Encore Acquisition Co.	3,100,000	—	300,000	2,800,000	86,380,000
FC Co-Investment Partners, L.P.	14,400,000	—	—	14,400,000	4,320,000
Peet’s Coffee & Tea, Inc.	700,000	—	—	700,000	17,640,000
Penske Automotive Group, Inc.[2]	4,255,218	700,000	1,505,218	3,450,000	—
Ralcorp Holdings, Inc.[2]	1,400,000	—	—	1,400,000	—
SEACOR Holdings, Inc.	1,100,000	—	—	1,100,000	82,764,000
SVB Financial Group	1,700,000	—	1,700,000	—	—
Vail Resorts, Inc.	1,900,000	—	—	1,900,000	50,958,000

Total investments in “affiliates” (10.07% of Net Assets)					$459,100,000

Baron Investment Funds Trust	June 30, 2009

Baron Small Cap Fund

Name of Issuer	Balance of Shares Held on September 30, 2008	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held on June 30, 2009	Value June 30, 2009
AeroVironment, Inc.[2]	1,500,000	200,000	800,000	900,000	$—
Capella Education Co.[2]	850,000	—	500,000	350,000	—
Casual Male Retail Group, Inc.	2,322,053	—	2,322,053	—	—
Casual Male Retail Group, Inc. Warrants, Exp 07/02/2010[2]	100,000	—	—	100,000	—
Design Within Reach, Inc.	875,000	—	875,000	—	—
DTS, Inc.	1,575,000	265,414	940,414	900,000	24,363,000
Great Wolf Resorts, Inc.	2,964,000	—	—	2,964,000	6,046,560
Iconix Brand Group, Inc.[2]	3,750,000	—	250,000	3,500,000	—
National CineMedia, Inc.	2,900,000	400,000	900,000	2,400,000	33,024,000
Orion Marine Group, Inc.	1,062,500	37,500	—	1,100,000	20,900,000
Rubicon Technology, Inc.	2,100,000	—	—	2,100,000	29,988,000
Smart Balance, Inc.	3,500,000	—	3,500,000	—	—
Stanley, Inc.[2]	1,143,500	—	343,500	800,000	—

Total investments in “affiliates” (4.73% of Net Assets)					$114,321,560

[1]	An “Affiliated” Company, as defined in the 1940 Act, is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the nine months ended June 30, 2009.
[2]	As of June 30, 2009, no longer an affiliate.

For additional information regarding the Funds’ other significant accounting policies, please refer to the Funds’ most recent Annual or Semi-Annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

1.	The certifications of the registrant as required by Rule 30a-2(a) under the 1940 Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Investment Funds Trust

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

Date:	August 10, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

By:	/s/ PEGGY WONG
Peggy Wong
Treasurer and Chief Financial Officer

Date:	August 10, 2009

CERTIFICATIONS

I, Ronald Baron, certify that:

1.	I have reviewed this report on Form N-Q of Baron Investment Funds Trust;

2.	Based on my knowledge, this report does not contain any untrue statement of material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within in those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing equivalent functions):

a)	All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: August 10, 2009

/s/ Ronald Baron
Ronald Baron
Chief Executive Officer

I, Peggy Wong, certify that:

1.	I have reviewed this report on Form N-Q of Baron Investment Funds Trust;

2.	Based on my knowledge, this report does not contain any untrue statement of material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within in those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing equivalent functions):

a)	All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: August 10, 2009

/s/ Peggy Wong
Peggy Wong
Treasurer and Chief Financial Officer